UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 387,121
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE


         Column 1           Column 2  Column 3    Column 4             Column 5           Column 6    Column 7    Column 8
                                                                                                                Voting Authority
                              Title    CUSIP/      Value        Sh/Prn                    Investment  Other
     Name of Security       of Class    CINS       (x000)       Amount  Sh/Prn  Put/Call  Discretion   Mgr    Sole   Shared     None
 Everest Re Group Ltd          COM    G3223R108    181,079    2,119,367   SH                 Sole      NONE        2,119,367
 PartnerRe Ltd                 COM    G6852T105     89,526    1,585,938   SH                 Sole                  1,585,938
 Renaissance Re Holdings Ltd   COM    G7496G103     35,048      674,000   SH                 Sole                    674,000
 Willis Group Holdings Ltd     COM    G96655108     81,468    2,190,000   SH                 Sole                  2,190,000

Total                                              387,121







05982.0000 #485161